Note 21 - Variable Interest Entities (Details) (Valley View Transmission, LLC [Member])	Nov. 29, 2011
Valley View Transmission, LLC [Member]
Note 21 - Variable Interest Entities (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	32.60%
Voting Power Percentage	13.90%